First Trust SMID Cap Rising Dividend Achievers ETF Expense Example, No Redemption - First Trust SMID Cap Rising Dividend Achievers ETF - First Trust SMID Cap Rising Dividend Achievers ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 59
Expense Example, No Redemption, 3 Years	186
Expense Example, No Redemption, 5 Years	324
Expense Example, No Redemption, 10 Years	$ 726